United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Asset Allocation Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2012

Date of Reporting Period: Six months ended 05/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2012

Share Class	Ticker
A	FSTBX
B	FSBBX
C	FSBCX
R	FSBKX
Institutional	SBFIX

Federated Asset Allocation Fund

Fund Established 1934

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2011 through May 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At May 31, 2012, the Fund's portfolio composition1 was as follows:

Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	43.3%
U.S. Treasury and Agency Securities	10.9%
Corporate Debt Securities	10.2%
Mortgage-Backed Securities[3]	7.6%
International Equity Securities	7.5%
Asset-Backed Securities	2.6%
Trade Finance Agreements	1.4%
Foreign Debt Securities	0.8%
Municipal Securities	0.2%
Floating Rate Loan[4]	0.0%
Derivative Contracts[5]	(1.4)%
Cash Equivalents[6]	17.0%
Other Assets and Liabilities — Net[7]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

At May 31, 2012, the Fund's sector composition8 of the Fund's equity holdings was as follows:

Sector Composition of Equity Holdings	Percentage of Equity Securities
Information Technology	20.5%
Financials	17.4%
Consumer Discretionary	15.1%
Health Care	11.0%
Consumer Staples	10.3%
Industrials	10.3%
Energy	9.8%
Materials	3.5%
Telecommunication Services	1.1%
Utilities	1.0%
TOTAL	100.0%
8	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments

May 31, 2012 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS – 46.7%
		Consumer Discretionary – 7.1%
700	[1]	AutoZone, Inc.	266,182
5,200	[1]	Bed Bath & Beyond, Inc.	375,700
8,800		Best Buy Co., Inc.	164,736
1,300	[1]	BorgWarner, Inc.	93,275
29,900		CBS Corp., Class B	954,408
3,900		Cablevision Systems Corp., Class A	44,616
5,041	[1]	Charter Communications, Inc.	316,071
17,300		Coach, Inc.	1,166,885
33,000		Comcast Corp., Class A	954,030
6,790	[1]	DIRECTV, Class A	301,815
27,695		Daimler AG	1,285,257
3,900	[1]	Dollar Tree, Inc.	402,402
77,500		Ford Motor Co.	818,400
3,400		Gannett Co., Inc.	44,404
8,100		Garmin Ltd.	347,976
18,600	[1]	General Motors Co.	412,920
66,000	[1]	Goodyear Tire & Rubber Co.	689,700
18,300		Harman International Industries, Inc.	717,726
1,400		Home Depot, Inc.	69,076
6,800		Johnson Controls, Inc.	204,952
30,700		Las Vegas Sand Corp.	1,417,726
50,700		Lennar Corp., Class A	1,383,603
2,788	[1]	Liberty Global, Inc., Class A	128,806
29,100	[1]	Liberty Media Corp. — Liberty Capital	2,466,807
21,600	[1]	Lululemon Athletica, Inc.	1,569,024
3,700		Macy's, Inc.	140,785
500		McDonald's Corp.	44,670
5,500		McGraw-Hill Cos., Inc.	238,590
10,300		News Corp., Inc., Class A	197,760
8,000		PetSmart, Inc.	515,520
2,700		Polaris Industries, Inc.	205,119
1,300		Ralph Lauren Corp.	193,440
13,900		Ross Stores, Inc.	878,897
13,100	[1]	Sirius XM Radio, Inc.	24,759
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
75,300		TJX Cos., Inc.	3,197,238
1,812		Thor Industries, Inc.	55,719
16,067		Time Warner Cable, Inc.	1,211,452
900		Tractor Supply Co.	82,215
1,800		Viacom, Inc., Class B — New	85,914
38,700		Walt Disney Co.	1,768,977
		TOTAL	25,437,552
		Consumer Staples – 4.8%
45,300		Altria Group, Inc.	1,458,207
2,700		Brown-Forman Corp., Class B	235,386
76,800		CVS Corp.	3,451,392
35,796		Coca-Cola Enterprises, Inc.	979,379
14,000	[1]	Constellation Brands, Inc., Class A	270,060
19,300		Dr. Pepper Snapple Group, Inc.	796,318
32,500		Herbalife Ltd.	1,455,675
62,737		Kraft Foods, Inc., Class A	2,400,945
9,515		PepsiCo, Inc.	645,593
28,850		Philip Morris International, Inc.	2,438,113
147,700		Reckitt Benckiser PLC, ADR	1,584,821
2,500		Reynolds American, Inc.	104,600
5,700		Sara Lee Corp.	119,130
9,198		The Coca-Cola Co.	687,366
32,600		Tyson Foods, Inc., Class A	631,462
		TOTAL	17,258,447
		Energy – 4.6%
22,000		Chevron Corp.	2,162,820
19,088		ConocoPhillips	995,630
4,000		Devon Energy Corp.	238,080
73,900		Energy XXI Ltd.	2,294,595
32,600		Exxon Mobil Corp.	2,563,338
36,700		Golar LNG Ltd.	1,285,601
4,300		Halliburton Co.	129,258
8,500		Helmerich & Payne, Inc.	385,050
3,600		HollyFrontier Corp.	106,128
80,800		Marathon Oil Corp.	2,012,728
822		Marathon Petroleum Corp.	29,649
8,700		Murphy Oil Corp.	405,594
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
12,400		National-Oilwell, Inc.	827,700
1,200		Noble Energy, Inc.	101,352
20,730		Occidental Petroleum Corp.	1,643,267
11,300		Oceaneering International, Inc.	522,286
9,694	[1]	Phillips 66	291,111
1,000		Schlumberger Ltd.	63,250
11,200		Valero Energy Corp.	236,320
10	[1]	WPX Energy, Inc.	147
5,300		Williams Companies, Inc.	161,809
		TOTAL	16,455,713
		Financials – 8.1%
8,000		Aflac, Inc.	320,640
44,800		Allstate Corp.	1,520,512
13,600		American Campus Communities, Inc.	597,040
5		American Capital Agency Corp.	163
11,435		American Tower Corp.	741,903
6,500		Assured Guaranty Ltd.	77,610
13,840	[1]	Berkshire Hathaway, Inc., Class B	1,098,342
4,700		Boston Properties, Inc.	483,771
13,700		CapitalSource, Inc.	86,721
7,800		Chubb Corp.	562,146
13,425		Commerce Bancshares, Inc.	520,085
8,600		Digital Realty Trust, Inc.	608,622
58,400		Discover Financial Services	1,933,624
15,800		East West Bancorp, Inc.	353,762
3,600		Endurance Specialty Holdings Ltd.	140,616
4,900		Equity Residential Properties Trust	299,390
700		Everest Re Group Ltd.	71,484
2,500		First Citizens Bancshares, Inc., Class A	421,250
4,800		Hartford Financial Services Group, Inc.	80,736
26,079		Hatteras Financial Corp.	744,555
14,600		Host Hotels & Resorts, Inc.	222,796
3,900		Hudson City Bancorp, Inc.	24,180
77,800		J.P. Morgan Chase & Co.	2,579,070
40,800		Lincoln National Corp.	843,336
5,000		M & T Bank Corp.	406,600
8,100		MetLife, Inc.	236,601
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
1,400		PNC Financial Services Group	85,988
600		PartnerRe Ltd.	42,522
19,598		Pebblebrook Hotel Trust	430,176
64,600		People's United Financial, Inc.	751,298
15,500		Plum Creek Timber Co., Inc.	565,750
4,500		Post Properties, Inc.	217,845
28,400		Principal Financial Group	697,504
7,300		ProLogis, Inc.	233,454
6,100		Protective Life Corp.	160,796
86,200		Regions Financial Corp.	542,198
8,857		Reinsurance Group of America, Inc.	444,356
1,800		Simon Property Group, Inc.	265,536
57,000	[1]	Strategic Hotels & Resorts, Inc.	355,110
42,500	[1]	Sunstone Hotel Investors, Inc.	425,425
2,900		Taubman Centers, Inc.	211,700
7,400		The Travelers Cos, Inc.	462,426
20,800		Torchmark Corp.	970,528
22,200		U.S. Bancorp	690,642
18,700		UDR, Inc.	484,330
2,147		Validus Holdings Ltd.	67,373
189,500		Wells Fargo & Co.	6,073,475
		TOTAL	29,153,987
		Health Care – 5.1%
82		Amgen, Inc.	5,701
18,200		Aetna, Inc.	744,198
1,400	[1]	Amerigroup Corp.	87,360
19,400		AmerisourceBergen Corp.	717,606
11,200	[1]	Amylin Pharmaceuticals, Inc.	296,912
6,600		Baxter International, Inc.	334,092
800	[1]	Bio Rad Laboratories, Inc., Class A	79,688
2,900	[1]	Brookdale Senior Living, Inc.	47,821
15,500		CIGNA Corp.	680,605
19,493		Cardinal Health, Inc.	806,620
39,000	[1]	Celgene Corp.	2,661,750
4,000	[1]	Cerner Corp.	311,840
1,400	[1]	Charles River Laboratories International, Inc.	46,732
1,400		Cooper Cos., Inc.	119,252
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
3,589		Covidien PLC	185,838
5,834	[1]	Express Scripts Holding Co.	304,477
6,200	[1]	Forest Laboratories, Inc., Class A	217,000
55,100	[1]	Gilead Sciences, Inc.	2,752,245
22,700	[1]	Health Management Association, Class A	145,507
44,700		Humana, Inc.	3,414,633
9,800		Lilly (Eli) & Co.	401,310
14,908		McKesson Corp.	1,301,170
10,300		Merck & Co., Inc.	387,074
9,000	[1]	Mylan Laboratories, Inc.	195,030
4,322		Pfizer, Inc.	94,522
900	[1]	United Therapeutics Corp.	39,816
32,035		UnitedHealth Group, Inc.	1,786,592
4,000		Wellpoint, Inc.	269,560
		TOTAL	18,434,951
		Industrials – 4.8%
55		3M Co.	4,643
22,100		CSX Corp.	461,669
25,200		Caterpillar, Inc.	2,208,024
4,500		Chicago Bridge & Iron Co., N.V.	161,730
2,800	[1]	Copart, Inc.	75,908
800		Corrections Corp. of America	20,856
2,000		Danaher Corp.	103,940
3,000		Dover Corp.	169,680
1,200		Emerson Electric Co.	56,124
18,800		FedEx Corp.	1,675,832
1,500		Fluor Corp.	70,320
3,900		General Dynamics Corp.	249,639
58,435		General Electric Co.	1,115,524
3,800		Goodrich (B.F.) Co.	477,926
4,700	[1]	Hertz Global Holdings, Inc.	63,967
4,109	[1]	Huntington Ingalls Industries, Inc.	151,129
3,107		ITT Corp.	63,787
1,500		Lincoln Electric Holdings	71,370
5,100		Lockheed Martin Corp.	422,280
10,700		Norfolk Southern Corp.	701,064
6,600		Northrop Grumman Corp.	387,750
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
8,300		Pall Corp.	461,978
8,300		Parker-Hannifin Corp.	678,442
1,600		Pitney Bowes, Inc.	21,824
14,400		Precision Castparts Corp.	2,393,424
1,200		Rockwell Automation, Inc.	87,012
21,700		Siemens AG, ADR	1,792,420
1,200		Tyco International Ltd.	63,792
4,700		URS Corp.	169,999
3,900		Union Pacific Corp.	434,460
12,300		United Technologies Corp.	911,553
5,300	[1]	Verisk Analytics, Inc.	253,870
5,000		W. W. Grainger, Inc.	968,250
2,800		Waste Connections, Inc.	86,660
7,365		Xylem, Inc.	186,555
		TOTAL	17,223,401
		Information Technology – 9.6%
10,300	[1]	AOL, Inc.	282,529
18,613		Accenture PLC	1,062,802
6,500	[1]	Advanced Micro Devices, Inc.	39,520
2,100	[1]	Alliance Data Systems Corp.	264,600
13,897		Apple, Inc.	8,028,714
6,100	[1]	Autodesk, Inc.	195,322
1,300	[1]	BMC Software, Inc.	55,016
9,814	[1]	Brocade Communications Systems, Inc.	45,635
12,600		CA, Inc.	313,362
24,200		Cisco Systems, Inc.	395,186
2,268	[1]	Comverse Technology, Inc.	13,858
3,100		DST Systems, Inc.	158,410
400	[1]	Dell, Inc.	4,932
1,600	[1]	Dolby Laboratories, Class A	68,624
19,900	[1]	EMC Corp. Mass	474,615
600	[1]	Fiserv, Inc.	40,458
300		FactSet Research Systems	31,629
3,400	[1]	Fortinet, Inc.	72,250
4,300	[1]	Gartner Group, Inc., Class A	174,924
7,000	[1]	Google, Inc.	4,066,020
14,692		International Business Machines Corp.	2,834,087
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
11,882		Intuit, Inc.	668,125
2,200		Lexmark International Group, Class A	55,022
1,200		Mastercard, Inc., Class A	487,812
206,618		Microsoft Corp.	6,031,180
12,250		Motorola Solutions, Inc.	588,980
27,120		Oracle Corp.	717,866
6,600	[1]	Polycom, Inc.	75,504
15,700	[1]	Qlogic Corp.	213,677
60,400		Qualcomm, Inc.	3,461,524
65,700		SAIC, Inc.	729,927
28,080	[1]	Symantec Corp.	416,707
18,400	[1]	VMware, Inc., Class A	1,711,384
2,700		Visa, Inc., Class A Shares	311,040
205	[1]	VistaPrint NV	6,945
11,200	[1]	Western Digital Corp.	351,568
		TOTAL	34,449,754
		Materials – 1.6%
6,305		CF Industries Holdings, Inc.	1,077,903
6,304		Domtar Corp.	498,710
7,205		Du Pont (E.I.) de Nemours & Co.	347,713
11,400		Eastman Chemical Co.	530,784
24,700		Freeport-McMoRan Copper & Gold, Inc.	791,388
5,200		Monsanto Co.	401,440
8,628		PPG Industries, Inc.	892,480
30,000		Rio Tinto PLC, ADR	1,296,600
		TOTAL	5,837,018
		Telecommunication Services – 0.5%
55,300		AT&T, Inc.	1,889,601
1,000	[1]	NII Holdings, Inc.	11,520
		TOTAL	1,901,121
		Utilities – 0.5%
2,900	[1]	AES Corp.	35,061
70,100		CMS Energy Corp.	1,633,330
		TOTAL	1,668,391
		TOTAL COMMON STOCKS (IDENTIFIED COST $153,159,964)	167,820,335
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Asset-Backed Securities – 1.1%
$5,653	[2,3]	125 Home Loan Owner Trust 1998-1A B, 9.760%, 2/15/2029	4,713
500,000		Ally Master Owner Trust 2011-1 A1, Series 2011-1, 1.108%, 01/15/2016	501,007
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.725%, 2/10/2051	283,953
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, 5.886%, 11/15/2044	921,847
500,000		Ford Credit Floorplan Master Owner Trust 2011-1 A2, 0.838%, 2/15/2016	501,274
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.262%, 2/12/2051	102,843
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, 5.485%, 03/12/2051	430,610
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	355,725
5,791	[2,3]	SMART Series 2011-1US Trust, Series 2011-1USA, 0.988%, 4/14/2013	5,792
758,986	[2,3]	SMART Series 2011-2US Trust, Series 2011-2USA, 0.988%, 11/14/2013	760,083
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,641,017)	3,867,847
		Collateralized Mortgage Obligations – 1.4%
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	834,536
483,799	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1 A1, 3.156%, 7/10/2046	504,557
500,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 AM, 3.912%, 5/15/2045	498,687
265,000		Commercial Mortgage Pass-Through Certificates 2012-CR1 B, 4.612%, 5/15/2045	271,142
250,000		Commercial Mortgage Pass-Through Certificates 2012-LC4 B, 4.934%, 12/10/2044	259,857
200,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 5/10/2045	205,842
275,000		GS Mortgage Securities Corp. II 2012-GCJ7 B B, 4.740%, 5/10/2045	279,011
575,915	[2,3]	JP Morgan Chase Commercial Mortgage Securities, 2010-C1 A1, 3.853%, 6/15/2043	609,489
100,000		Morgan Stanley Capital I 2007-IQ16 AM, 6.110%, 12/12/2049	105,238
100,000	[2,3]	Morgan Stanley Capital I 2011-C1 B, 5.254%, 9/15/2047	106,071
700,000		Morgan Stanley Capital I 2012-C4 AS, 3.773%, 3/15/2045	707,698
3,283	[2,4]	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.000%, 1/28/2027	2,787
475,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3, 3.595%, 1/10/2045	504,805
200,000	[2,3]	WF-RBS Commercial Mortgage Trust 2011-C3 B, 5.636%, 11/15/2044	221,966
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	51,173
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,047,378)	5,162,859
		Corporate Bonds – 4.4%
		Basic Industry - Chemicals – 0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	125,899
100,000		FMC Corp., Sr. Unsecd. Note, 3.950%, 02/01/2022	103,697
50,000		RPM International, Inc., 6.500%, 02/15/2018	58,137
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	17,309
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	40,950
		TOTAL	345,992
		Basic Industry - Metals & Mining – 0.1%
80,000		Alcan, Inc., 5.000%, 06/01/2015	88,246
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	77,260
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	115,592
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	130,537
		TOTAL	411,635
		Basic Industry - Paper – 0.0%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	38,208
150,000	[4]	Pope & Talbot, Inc., 8.375%, 06/01/2013	0
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 03/15/2032	113,620
		TOTAL	151,828
		Capital Goods - Aerospace & Defense – 0.0%
50,000	[2,3]	BAE Systems Holdings, Inc., Series 144A, 5.200%, 8/15/2015	54,645
		Capital Goods - Diversified Manufacturing – 0.1%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	23,786
70,000		Emerson Electric Co., 4.875%, 10/15/2019	83,737
68,000	[2,3]	Hutchison Whampoa International, Series 144A, 6.500%, 2/13/2013	70,349
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	120,100
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	71,100
		TOTAL	369,072
		Capital Goods - Environmental – 0.0%
110,000		Republic Services, Inc., Company Guarantee, Series WI, 5.500%, 09/15/2019	128,520
25,000		Waste Management, Inc., 7.375%, 03/11/2019	31,836
		TOTAL	160,356
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Communications - Media & Cable – 0.1%
$27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	28,554
100,000		Comcast Corp., 7.050%, 03/15/2033	126,719
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	119,059
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	147,400
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	26,152
		TOTAL	447,884
		Communications - Media Noncable – 0.1%
100,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.000%, 03/15/2022	100,194
90,000		News America, Inc., Company Guarantee, 5.650%, 08/15/2020	103,850
		TOTAL	204,044
		Communications - Telecom Wireless – 0.1%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	201,160
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	100,334
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	105,368
100,000		Vodafone Group PLC, Sr. Unsecd. Note, 1.625%, 03/20/2017	99,715
		TOTAL	506,577
		Communications - Telecom Wirelines – 0.1%
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 9/15/2019	15,765
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	159,932
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	51,088
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	100,458
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	62,734
		TOTAL	389,977
		Consumer Cyclical - Automotive – 0.1%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	75,390
50,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.600%, 04/12/2016	50,055
100,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 2.375%, 03/22/2017	102,042
		TOTAL	227,487
		Consumer Cyclical - Entertainment – 0.0%
50,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	51,478
		Consumer Cyclical - Retailers – 0.1%
159,872	[2,3]	CVS Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	170,932
40,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.200%, 04/15/2038	53,531
		TOTAL	224,463
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		Consumer Non-Cyclical - Food/Beverage – 0.2%
$90,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.450%, 4/01/2014	100,021
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	81,591
80,000		Diageo Capital PLC, Company Guarantee, 7.375%, 01/15/2014	88,292
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	71,239
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	119,370
30,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 08/15/2039	31,572
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	18,391
30,000		The Coca-Cola Co., Sr. Unsecd. Note, Series WI, 1.800%, 09/01/2016	30,972
		TOTAL	541,448
		Consumer Non-Cyclical - Health Care – 0.1%
50,000		Boston Scientific Corp., 4.500%, 01/15/2015	53,596
50,000		Boston Scientific Corp., 6.000%, 01/15/2020	59,445
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.250%, 06/15/2019	25,270
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	89,296
		TOTAL	227,607
		Consumer Non-Cyclical - Pharmaceuticals – 0.1%
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	111,481
80,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	101,166
		TOTAL	212,647
		Consumer Non-Cyclical - Supermarkets – 0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	31,330
		Consumer Non-Cyclical - Tobacco – 0.0%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	96,366
		Energy - Independent – 0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	131,411
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	36,417
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	28,125
100,000	[2,3]	Petroleos Mexicanos, Company Guarantee, Series 144A, 6.500%, 6/02/2041	112,750
80,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 03/15/2015	86,480
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	32,193
		TOTAL	427,376
		Energy - Integrated – 0.1%
60,000		Conoco, Inc., Sr. Unsecd. Note, 6.950%, 04/15/2029	84,277
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	104,094
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	103,592
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	44,278
100,000	[2,3]	Statoil ASA, Series 144A, 5.125%, 04/30/2014	108,069
		TOTAL	444,310
		Energy - Oil Field Services – 0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.500%, 03/15/2019	63,265
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	28,641
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	23,301
45,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	47,778
		TOTAL	162,985
		Energy - Refining – 0.0%
25,000		Valero Energy Corp., 9.375%, 03/15/2019	33,142
		Financial Institution - Banking – 0.6%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	52,328
120,000		Bank of America Corp., Sr. Note, 7.375%, 05/15/2014	129,532
100,000	[2,3]	Barclays Bank PLC, Series 144A, 5.926%, 9/29/2049	89,510
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	77,061
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	83,888
60,000	[2,3]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 3.750%, 10/15/2014	62,789
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	50,363
320,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 01/15/2015	330,086
265,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	272,579
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	92,500
75,000		Household Finance Corp., Unsecd. Note, 4.750%, 07/15/2013	77,278
100,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 4.500%, 01/24/2022	106,975
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	102,019
100,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.625%, 4/01/2018	101,664
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,082
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	16,811
274,214	[2,3,4]	Regional Diversified Funding, Series 144A, 9.250%, 3/15/2030	194,996
100,000		U.S. Bank N.A., Series BKNT, 6.300%, 2/04/2014	108,564
140,000		Wachovia Corp., 5.750%, 02/01/2018	162,435
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	48,510
		TOTAL	2,191,970
		Financial Institution - Brokerage – 0.3%
220,000		BlackRock, Inc., 6.250%, 09/15/2017	265,414
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	53,817
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$40,000		Eaton Vance Corp., 6.500%, 10/02/2017	45,850
100,000	[2,3]	FMR LLC, Series 144A, 4.750%, 3/01/2013	102,590
30,000		Janus Capital Group, Inc., Sr. Note, 6.700%, 06/15/2017	32,191
95,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	101,175
200,000	[2,3]	Legg Mason, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 05/21/2019	203,509
30,000		Nuveen Investments, 5.500%, 09/15/2015	27,150
75,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	92,698
165,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	174,939
		TOTAL	1,099,333
		Financial Institution - Finance Noncaptive – 0.2%
160,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	213,824
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	64,720
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	126,036
120,000		Capital One Capital IV, 6.745%, 02/17/2037	120,450
20,000		Capital One Capital V, 10.250%, 08/15/2039	20,800
30,000		General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	37,098
110,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 01/15/2021	118,966
		TOTAL	701,894
		Financial Institution - Insurance - Health – 0.0%
50,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.000%, 02/15/2018	60,962
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	58,367
		TOTAL	119,329
		Financial Institution - Insurance - Life – 0.6%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	108,780
100,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 04/15/2042	104,584
100,000	[2,3]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 06/01/2039	147,702
90,000		MetLife, Inc., 6.750%, 06/01/2016	106,020
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	13,750
80,000	[2,3]	New York Life Insurance Co, Sub. Note, Series 144A, 6.750%, 11/15/2039	106,932
300,000	[2,3]	Pacific LifeCorp., Bond, Series 144A, 6.600%, 9/15/2033	338,126
50,000		Prudential Financial, Inc., Series MTN, 5.150%, 1/15/2013	51,259
40,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/01/2037	46,914
10,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	12,225
100,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.750%, 9/17/2015	108,286
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$750,000	[2]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	885,766
		TOTAL	2,030,344
		Financial Institution - Insurance - P&C – 0.1%
80,000		CNA Financial Corp., 6.500%, 08/15/2016	90,492
15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	18,433
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	54,420
100,000	[2,3]	Liberty Mutual Group, Inc., Series 144A, 4.950%, 05/01/2022	100,035
100,000	[2,3]	Liberty Mutual Group, Inc., Unsecd. Note, Series 144A, 5.750%, 3/15/2014	105,898
30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	39,757
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	11,317
		TOTAL	420,352
		Financial Institution - REITs – 0.1%
45,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.700%, 03/15/2017	52,288
75,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	86,652
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	43,716
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	101,916
40,000		Liberty Property LP, 6.625%, 10/01/2017	46,468
20,000		ProLogis, Inc., Sr. Unsecd. Note, Series WI, 7.625%, 08/15/2014	22,052
50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	50,586
40,000		Simon Property Group LP, 6.750%, 05/15/2014	43,625
		TOTAL	447,303
		Foreign - Local - Government – 0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	72,905
		Municipal Services – 0.1%
140,000	[2,3]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	129,343
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	92,961
		TOTAL	222,304
		Technology – 0.2%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	23,251
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	51,053
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	126,788
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	66,547
50,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.300%, 12/09/2016	51,681
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
$200,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	240,900
		TOTAL	560,220
		Transportation - Railroads – 0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	109,763
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	61,105
		TOTAL	170,868
		Transportation - Services – 0.1%
75,000	[2,3]	Enterprise Rent-A-Car USA, Series 144A, 6.375%, 10/15/2017	87,782
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.150%, 3/02/2015	103,531
		TOTAL	191,313
		Utility - Electric – 0.3%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	80,826
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	58,460
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	60,661
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	12,881
40,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 2006-C, 5.500%, 9/15/2016	46,900
60,000	[2,3]	Electricite De France SA, Series 144A, 5.500%, 01/26/2014	63,987
90,000		FirstEnergy Solutions Corp., Company Guarantee, 4.800%, 02/15/2015	96,397
50,000		FirstEnergy Solutions Corp., Company Guarantee, 6.050%, 08/15/2021	55,999
60,246	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	64,581
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	129,909
100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/01/2018	146,066
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	35,913
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	66,414
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	51,008
100,000		Union Electric Co., 6.000%, 04/01/2018	119,527
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	81,782
		TOTAL	1,171,311
		Utility - Natural Gas Distributor – 0.1%
120,000		Atmos Energy Corp., 5.125%, 01/15/2013	123,040
15,000		Atmos Energy Corp., 8.500%, 03/15/2019	20,216
75,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.900%, 12/01/2021	81,228
60,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	71,479
		TOTAL	295,963
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
	Utility - Natural Gas Pipelines – 0.1%
$100,000	Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	103,233
70,000	Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	80,495
110,000	Enterprise Products Operating LLC, Company Guarantee, Series O, 9.750%, 01/31/2014	124,871
100,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	106,257
	TOTAL	414,856
	TOTAL CORPORATE BONDS (IDENTIFIED COST $14,481,198)	15,832,914
	Governments/Agencies – 0.0%
	Sovereign – 0.0%
75,000	United Mexican States, 6.625%, 03/03/2015	85,200
30,000	United Mexican States, Series MTNA, 6.750%, 09/27/2034	39,225
	TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,071)	124,425
	Mortgage-Backed Securities – 0.2%
5,797	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	6,562
4,420	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	5,138
10,715	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	12,150
9,430	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	10,714
3,548	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	4,010
12,477	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	13,919
30,917	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	33,259
376	Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	391
6,738	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	7,310
10,992	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	12,435
7,510	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	8,496
22,233	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	25,174
32,537	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	34,819
33,947	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	36,328
19,548	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	21,876
35,045	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	38,840
39,428	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	42,471
2,103	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	2,430
Semi-Annual Shareholder Report

Shares or Principal Amount		Value in U.S. Dollars
$1,132	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	1,318
9,352	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	10,888
192	Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	201
16,359	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	18,300
1,530	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	1,701
184	Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	213
33,165	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	37,020
13,316	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	14,862
19,901	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	21,835
36,454	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	39,529
19,162	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	22,091
10,603	Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	12,259
22,937	Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	26,377
39,264	Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	45,190
984	Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,115
3,965	Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	4,609
4,869	Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	5,597
450	Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	523
448	Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	515
9,326	Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	10,745
8,130	Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	9,346
1,496	Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	1,730
10,314	Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	11,918
9,338	Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	10,691
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $566,099)	624,895
Semi-Annual Shareholder Report

Shares or Principal Amount			Value in U.S. Dollars
		MUNICIPALS – 0.2%
		Illinois – 0.2%
$90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038	116,377
500,000		Chicago, IL, Taxable Project and Refunding Series 2012B GO Bonds, 5.432%, 01/01/2042	512,200
		TOTAL MUNICIPALS (IDENTIFIED COST $590,000)	628,577
		U.S. Treasury – 10.9%
5,236,200	[5]	U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2041	7,643,624
3,815,775		U.S. Treasury Inflation-Protected Note, 0.625%, 7/15/2021	4,287,381
300,000	[5,6]	United States Treasury Bill, 0.065%, 6/21/2012	299,995
1,150,000	[5,6]	United States Treasury Bill, 0.075%, 6/14/2012	1,149,996
650,000	[5,6]	United States Treasury Bill, 0.080%, 7/19/2012	649,973
850,000	[5,6]	United States Treasury Bill, 0.085%, 8/23/2012	849,868
1,400,000	[5,6]	United States Treasury Bill, 0.085%, 8/30/2012	1,399,764
2,900,000	[5,6]	United States Treasury Bill, 0.095%, 8/16/2012	2,899,587
1,750,000		United States Treasury Bond, 3.750%, 8/15/2041	2,155,097
17,500,000		United States Treasury Note, 1.000%, 9/30/2016	17,820,056
		TOTAL U.S. TREASURY (IDENTIFIED COST $37,467,278)	39,155,341
		MUTUAL FUNDS – 35.2%[7]
181,425		Emerging Markets Fixed Income Core Fund	5,547,815
366,317		Federated InterContinental Fund, Institutional Shares	15,139,885
2,562,945		Federated Mortgage Core Portfolio	26,193,295
55,058,191	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.22%	55,058,191
595,622		Federated Project and Trade Finance Core Fund	5,825,188
2,888,539		High Yield Bond Portfolio	18,717,735
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $124,203,099)	126,482,109
		TOTAL INVESTMENTS — 100.1% (IDENTIFIED COST $339,262,104)[9]	359,699,302
		OTHER ASSETS AND LIABILITIES – NET — (0.1)%[10]	(482,686)
		TOTAL NET ASSETS — 100%	$359,216,616

Semi-Annual Shareholder Report

At May 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
[1] AEX Index Short Futures	12	$695,760	June 2012	$13,762
[1] ASX SPI 200 Index Short Futures	35	$3,563,875	June 2012	$258,984
[1] CAC 40 Index Short Futures	150	$4,500,000	June 2012	$5,342
[1] OMX 30 Index Short Futures	26	$2,532,400	June 2012	$9,109
[1] S&P/TSE 60 Index Short Futures	49	$6,424,880	June 2012	$467,302
[1] United States Treasury Bonds 30-Year Short Futures	60	$8,983,125	September 2012	$(211,541)
[1] United States Treasury Bonds Ultra Long Short Futures	73	$12,337,000	September 2012	$(453,563)
[1] United States Treasury Notes 2-Year Short Futures	55	$12,122,344	September 2012	$(12,155)
[1] DAX Index Long Futures	17	$2,651,575	June 2012	$(419,597)
[1] FTSE 100 Index Long Futures	173	$9,149,105	June 2012	$(1,299,904)
[1] FTSE/MIB Index Long Futures	31	$1,994,230	June 2012	$(547,399)
[1] Hang Seng Index Long Futures	14	$12,971,000	June 2012	$14,383
[1] IBEX 35 Index Long Futures	10	$605,980	June 2012	$(63,859)
[1] Russell 2000 Mini Index Long Futures	419	$31,890,090	June 2012	$(1,205,432)
[1] S&P 500 Index Long Futures	23	$7,527,900	June 2012	$(415,225)
[1] S&P Midcap 400 E-Mini Index Long Futures	34	$3,144,320	June 2012	$(173,700)
[1] SGX MSCI Singapore Index Long Futures	215	$13,686,900	June 2012	$8,968
[1] Swiss Market Index Long Futures	106	$6,185,100	June 2012	$(410,848)
[1] TOPIX Index Long Futures	66	$473,220,000	June 2012	$(880,763)
[1] United States Treasury Notes 5-Year Long Futures	153	$19,000,688	September 2012	$83,329
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(5,232,807)

At May 31, 2012, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Banc of America Securities LLC	Goldman Sachs & Co.
Reference Entity	Series 17 Investment Grade Index	Series 17 Investment Grade Index
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	1.00%	1.00%
Expiration Date	12/20/2016	12/20/2016
Implied Credit Spread at 5/31/2012[11]	0.99%	0.99%
Semi-Annual Shareholder Report

Credit Default Swap Counterparty	Banc of America Securities LLC	Goldman Sachs & Co.
Notional Amount	$35,000,000	$20,000,000
Market Value	$(227,945)	$(130,254)
Upfront Premiums Received	$(169,394)	$(222,805)
Unrealized Appreciation/(Depreciation)	$(58,551)	$92,551

Net Unrealized Appreciation/Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2012, these restricted securities amounted to $5,871,685, which represented 1.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2012, these liquid restricted securities amounted to $4,983,132, which represented 1.4% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	Discount rate at time of purchase.
7	Affiliated holdings.
8	7-Day net yield.
9	The cost of investments for federal tax purposes amounts to $339,259,936.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
11	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds[1]	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$155,596,230	$ —	$ —	$155,596,230
International	10,938,848	1,285,257	—	12,224,105
Debt Securities:
Asset-Backed Securities	—	3,863,134	4,713[2]	3,867,847
Collateralized Mortgage Obligations	—	5,160,072	2,787[3]	5,162,859
Corporate Bonds	—	15,832,914	0	15,832,914
Governments/Agencies	—	124,425	—	124,425
Mortgage-Backed Securities	—	624,895	—	624,895
Municipals	—	628,577	—	628,577
U.S. Treasury	—	39,155,341	—	39,155,341
Mutual Funds	120,656,921	5,825,188	—	126,482,109
TOTAL SECURITIES	$287,191,999	$72,499,803	$7,500	$359,699,302
OTHER FINANCIAL INSTRUMENTS[4]	$(5,232,807)	$(358,199)	$ —	$(5,591,006)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Includes $4,677 of a security transferred from Level 2 to Level 3 because the Adviser determined that this security more appropriately meets the definition of Level 3. Transfer shown represents the value of the security at the beginning of the period.
3	Includes $3,318 of a security transferred from Level 2 to Level 3 because fair value was determined using valuation techniques utilizing unobservable data due to observable data being unavailable. Transfer shown represents the value of the security at the beginning of the period.
4	Other financial instruments include futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
GO	— General Obligation
MTN	— Medium Term Note
REIT(s)	— Real Estate Investment Trust(s)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.98	$16.87	$15.65	$13.11	$19.99	$20.55
Income From Investment Operations:
Net investment income	0.10[1]	0.20[1]	0.19[1]	0.29	0.40	0.41
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.59	0.08	1.05	2.52	(4.91)	1.42
TOTAL FROM INVESTMENT OPERATIONS	0.69	0.28	1.24	2.81	(4.51)	1.83
Less Distributions:
Distributions from net investment income	(0.14)	(0.17)	(0.02)	(0.27)	(0.42)	(0.40)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(1.95)	(1.99)
TOTAL DISTRIBUTIONS	(0.14)	(0.17)	(0.02)	(0.27)	(2.37)	(2.39)
Net Asset Value, End of Period	$17.53	$16.98	$16.87	$15.65	$13.11	$19.99
Total Return[2]	4.09%	1.62%	7.91%	21.84%	(25.39)%	9.88%
Ratios to Average Net Assets:
Net expenses	1.22%[3]	1.25%[4]	1.25%[4]	1.25%[4]	1.25%[4]	1.25%[4]
Net investment income	1.14%[3]	1.14%	1.20%	2.00%	2.48%	2.07%
Expense waiver/reimbursement[5]	0.07%[3]	0.10%	0.21%	0.26%	0.19%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$180,862	$178,971	$135,002	$149,696	$125,373	$195,687
Portfolio turnover	42%	215%	184%	254%	190%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.25%, 1.24%, 1.24%, 1.25% and 1.24% for the years ended November 30, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.78	$16.69	$15.61	$13.09	$19.96	$20.52
Income From Investment Operations:
Net investment income	0.03[1]	0.06[1]	0.07[1]	0.15	0.26	0.25
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.59	0.08	1.03	2.55	(4.89)	1.43
TOTAL FROM INVESTMENT OPERATIONS	0.62	0.14	1.10	2.70	(4.63)	1.68
Less Distributions:
Distributions from net investment income	(0.06)	(0.05)	(0.02)	(0.18)	(0.29)	(0.25)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(1.95)	(1.99)
TOTAL DISTRIBUTIONS	(0.06)	(0.05)	(0.02)	(0.18)	(2.24)	(2.24)
Net Asset Value, End of Period	$17.34	$16.78	$16.69	$15.61	$13.09	$19.96
Total Return[2]	3.70%	0.80%	7.03%	20.86%	(25.97)%	9.05%
Ratios to Average Net Assets:
Net expenses	2.03%[3]	2.05%[4]	2.05%[4]	2.05%[4]	2.05%[4]	2.03%[4]
Net investment income	0.33%[3]	0.33%	0.42%	1.23%	1.72%	1.31%
Expense waiver/reimbursement[5]	0.07%[3]	0.12%	0.21%	0.26%	0.17%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$28,798	$30,424	$14,541	$20,151	$21,637	$41,365
Portfolio turnover	42%	215%	184%	254%	190%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.05%, 2.04%, 2.04%, 2.05% and 2.03% for the years ended November 30, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.72	$16.62	$15.55	$13.04	$19.90	$20.47
Income From Investment Operations:
Net investment income	0.03[1]	0.06[1]	0.06[1]	0.18	0.26	0.26
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.58	0.09	1.03	2.51	(4.87)	1.42
TOTAL FROM INVESTMENT OPERATIONS	0.61	0.15	1.09	2.69	(4.61)	1.68
Less Distributions:
Distributions from net investment income	(0.06)	(0.05)	(0.02)	(0.18)	(0.30)	(0.26)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(1.95)	(1.99)
TOTAL DISTRIBUTIONS	(0.06)	(0.05)	(0.02)	(0.18)	(2.25)	(2.25)
Net Asset Value, End of Period	$17.27	$16.72	$16.62	$15.55	$13.04	$19.90
Total Return[2]	3.67%	0.90%	6.99%	20.86%	(25.98)%	9.05%
Ratios to Average Net Assets:
Net expenses	1.99%[3]	2.02%[4]	2.05%[4]	2.05%[4]	2.05%[4]	2.00%[4]
Net investment income	0.37%[3]	0.36%	0.40%	1.18%	1.66%	1.30%
Expense waiver/reimbursement[5]	0.07%[3]	0.10%	0.17%	0.21%	0.16%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,295	$52,187	$36,415	$28,278	$20,603	$26,572
Portfolio turnover	42%	215%	184%	254%	190%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 2.02%, 2.04%, 2.04%, 2.05% and 2.00% for the years ended November 30, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,
		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$16.92	$16.81	$15.68	$13.13	$20.02	$20.57
Income From Investment Operations:
Net investment income	0.06[1]	0.12[1]	0.11[1]	0.26	0.30	0.33
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.59	0.09	1.04	2.50	(4.90)	1.43
TOTAL FROM INVESTMENT OPERATIONS	0.65	0.21	1.15	2.76	(4.60)	1.76
Less Distributions:
Distributions from net investment income	(0.10)	(0.10)	(0.02)	(0.21)	(0.34)	(0.32)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	—	—	—	—	(1.95)	(1.99)
TOTAL DISTRIBUTIONS	(0.10)	(0.10)	(0.02)	(0.21)	(2.29)	(2.31)
Net Asset Value, End of Period	$17.47	$16.92	$16.81	$15.68	$13.13	$20.02
Total Return[2]	3.83%	1.23%	7.32%	21.30%	(25.76)%	9.44%
Ratios to Average Net Assets:
Net expenses	1.66%[3]	1.68%[4]	1.74%[4]	1.75%[4]	1.75%[4]	1.70%[4]
Net investment income	0.70%[3]	0.71%	0.71%	1.41%	1.93%	1.55%
Expense waiver/reimbursement[5]	0.07%[3]	0.10%	0.14%	0.18%	0.14%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$58,922	$54,878	$53,749	$47,254	$18,947	$16,070
Portfolio turnover	42%	215%	184%	254%	190%	135%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.68%, 1.73%, 1.74%, 1.75% and 1.70% for the years ended November 30, 2011, 2010, 2009, 2008 and 2007, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 5/31/2012	Year Ended November 30,		Period Ended 11/30/2009[1]
		2011	2010
Net Asset Value, Beginning of Period	$17.04	$16.91	$15.65	$14.06
Income From Investment Operations:
Net investment income	0.13[2]	0.24[2]	0.23[2]	0.13
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	0.58	0.10	1.05	1.56
TOTAL FROM INVESTMENT OPERATIONS	0.71	0.34	1.28	1.69
Less Distributions:
Distributions from net investment income	(0.17)	(0.21)	(0.02)	(0.10)
Net Asset Value, End of Period	$17.58	$17.04	$16.91	$15.65
Total Return[3]	4.20%	1.99%	8.16%	12.07%
Ratios to Average Net Assets:
Net expenses	0.94%[4]	0.95%[5]	1.00%[5]	1.00%[4,5]
Net investment loss	1.42%[4]	1.40%	1.47%	1.91%[4]
Expense waiver/reimbursement[6]	0.07%[4]	0.10%	0.19%	0.13%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$35,340	$33,979	$12,421	$2,776
Portfolio turnover	42%	215%	184%	254%[7]
1	Reflects operations for the period from June 12, 2009 (date of initial investment) to November 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.95%, 0.99% and 1.00% for the years ended November 30, 2011 and 2010 and for the period ended November 30, 2009, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2009.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

May 31, 2012 (unaudited)

Assets:
Total investment in securities, at value including $126,482,109 of investment in affiliated holdings (Note 5) (identified cost $339,262,104)		$359,699,302
Income receivable		698,637
Receivable for shares sold		828,325
Receivable for periodic payments from swap contracts		111,528
Other receivables		3,369
TOTAL ASSETS		361,341,161
Liabilities:
Payable for investments purchased	$484,983
Payable for shares redeemed	728,556
Payable for daily variation margin	190,738
Income distribution payable	50,657
Swaps, at value (premium received $(392,199))	358,199
Payable for transfer and dividend disbursing agent fees and expenses	125,224
Payable for Directors'/Trustees' fees	1,537
Payable for distribution services fee (Note 5)	80,214
Payable for shareholder services fee (Note 5)	55,850
Accrued expenses	48,587
TOTAL LIABILITIES		2,124,545
Net assets for 20,562,604 shares outstanding		$359,216,616
Net Assets Consist of:
Paid-in capital		$355,831,812
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		15,252,758
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(11,610,137)
Distributions in excess of net investment income		(257,817)
TOTAL NET ASSETS		$359,216,616
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($180,861,987 ÷ 10,317,526 shares outstanding), no par value, unlimited shares authorized	$17.53
Offering price per share (100/94.50 of $17.53)	$18.55
Redemption proceeds per share	$17.53
Class B Shares:
Net asset value per share ($28,797,795 ÷ 1,661,151 shares outstanding), no par value, unlimited shares authorized	$17.34
Offering price per share	$17.34
Redemption proceeds per share (94.50/100 of $17.34)	$16.39
Class C Shares:
Net asset value per share ($55,294,600 ÷ 3,201,371 shares outstanding), no par value, unlimited shares authorized	$17.27
Offering price per share	$17.27
Redemption proceeds per share (99.00/100 of $17.27)	$17.10
Class R Shares:
Net asset value per share ($58,921,757 ÷ 3,372,769 shares outstanding), no par value, unlimited shares authorized	$17.47
Offering price per share	$17.47
Redemption proceeds per share	$17.47
Institutional Shares:
Net asset value per share ($35,340,477 ÷ 2,009,787 shares outstanding), no par value, unlimited shares authorized	$17.58
Offering price per share	$17.58
Redemption proceeds per share	$17.58

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended May 31, 2012 (unaudited)

Investment Income:
Dividends (including $1,590,633 received from affiliated holdings (Note 5))		$3,299,949
Interest		845,286
Investment income allocated from affiliated partnership (Note 5)		179,315
TOTAL INCOME		4,324,550
Expenses:
Investment adviser fee (Note 5)	$1,217,479
Administrative fee (Note 5)	155,000
Custodian fees	25,624
Transfer and dividend disbursing agent fees and expenses (Note 2)	383,976
Directors'/Trustees' fees	5,082
Auditing fees	13,584
Legal fees	4,601
Portfolio accounting fees	82,122
Distribution services fee (Note 5)	470,732
Shareholder services fee (Note 5)	335,829
Account administration fee (Note 2)	849
Share registration costs	43,613
Printing and postage	38,512
Insurance premiums	2,106
Miscellaneous	5,099
TOTAL EXPENSES	2,784,208
Semi-Annual Shareholder Report

Statement of Operations — continued
Reimbursements and Waiver:
Reimbursement of investment adviser fee (Note 5)	$(108,769)
Waiver of administrative fee (Note 5)	(15,436)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(7,693)
TOTAL REIMBURSEMENTS AND WAIVER		$(131,898)
Net expenses			$2,652,310
Net investment income			1,672,240
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized gain of $15,571 on sales of investments in affiliated holdings) (Note 5)			3,960,497
Net realized gain on futures contracts			5,075,043
Net realized gain on swap contracts			219,305
Net realized gain/loss allocated from affiliated partnership (Note 5)			42,200
Realized gain distribution from affiliated investment company shares (Note 5)			27,130
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			9,156,146
Net change in unrealized appreciation of futures contracts			(6,301,562)
Net change in unrealized appreciation of swap contracts			43,867
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions			12,222,626
Change in net assets resulting from operations			$13,894,866

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2012	Year Ended 11/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,672,240	$2,636,668
Net realized gain on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	9,324,175	13,734,784
Net change in unrealized appreciation/depreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency	2,898,451	(15,608,932)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,894,866	762,520
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,493,200)	(1,428,758)
Class B Shares	(104,859)	(37,916)
Class C Shares	(194,555)	(119,915)
Class R Shares	(321,463)	(320,921)
Institutional Shares	(350,496)	(296,237)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,464,573)	(2,203,747)
Share Transactions:
Proceeds from sale of shares	41,943,032	93,989,914
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. – Managed Portfolio	—	38,811,344
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Balanced Allocation Fund	—	47,084,636
Net asset value of shares issued to shareholders in payment of distributions declared	2,325,614	2,058,339
Cost of shares redeemed	(46,920,959)	(82,191,116)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,652,313)	99,753,117
Change in net assets	8,777,980	98,311,890
Net Assets:
Beginning of period	350,438,636	252,126,746
End of period (including undistributed (distributions in excess of) net investment income of $(257,817) and $534,516, respectively)	$359,216,616	$350,438,636

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

May 31, 2012 (unaudited)

1. ORGANIZATION

Federated Asset Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

On July 15, 2011, the Fund acquired all of the net assets of EquiTrust Series Fund, Inc. – Managed Portfolio (the “Managed Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Managed Portfolio's shareholders on July 15, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Managed Portfolio was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on December 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2011, are as follows:

Net investment income*	$2,944,550
Net realized and unrealized gain on investments	$892,424
Net increase in net assets resulting from operations	$3,836,974
*	Net investment income includes $28,844 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Managed Portfolio that have been included in the Fund's Statement of Operations as of November 30, 2011.

For every one share of EquiTrust Series Fund, Inc. – Managed Portfolio Class A Shares exchanged, a shareholder received 0.830 shares of Federated Asset Allocation Fund Class A Shares.

For every one share of EquiTrust Series Fund, Inc. – Managed Portfolio Class B Shares exchanged, a shareholder received 0.829 shares of Federated Asset Allocation Fund Class A Shares.

For every one share of EquiTrust Series Fund, Inc. – Managed Portfolio Class I Shares exchanged, a shareholder received 0.832 shares of Federated Asset Allocation Fund Institutional Shares.

Semi-Annual Shareholder Report

The Fund received net assets from the Managed Portfolio as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	EquiTrust Series Fund, Inc. – Managed Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,115,649	$38,811,344	$5,446,437	$287,321,994	$326,133,338
1	Unrealized Appreciation is included in the EquiTrust Series Fund, Inc. – Managed Portfolio Net Assets Received amount shown above.

On November 18, 2011, the Fund acquired all of the net assets of Federated Balanced Allocation Fund (“Balanced Allocation Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by Balanced Allocation Fund's shareholders on November 18, 2011. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Balanced Allocation Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on December 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended November 30, 2011, are as follows:

Net investment income*	$3,210,730
Net realized and unrealized loss on investments	$(4,447,108)
Net decrease in net assets resulting from operations	$(1,236,378)
*	Net investment income includes $33,061 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings from the Balanced Allocation Fund that has been included in the Fund's Statement of Operations as of November 30, 2011.

For every one share of Federated Balanced Allocation Fund Class A Shares exchanged, a shareholder received 0.458 shares of the Fund's Class A Shares.

For every one share of Federated Balanced Allocation Fund Class B Shares exchanged, a shareholder received 0.463 shares of the Fund's Class B Shares.

For every one share of Federated Balanced Allocation Fund Class C Shares exchanged, a shareholder received 0.464 shares of the Fund's Class C Shares.

Semi-Annual Shareholder Report

The Fund received net assets from the Federated Balanced Allocation Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Federated Balanced Allocation Fund Net Assets Received	Unrealized Depreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,837,329	$47,084,636	$(940,849)	$299,478,224	$346,562,860
1	Unrealized Depreciation is included in the Federated Balanced Allocation Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended May 31, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$164,123	$(5,125)	$849
Class B Shares	35,149	(821)	—
Class C Shares	53,164	(986)	—
Semi-Annual Shareholder Report

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class R Shares	105,898	—	—
Institutional Shares	25,642	(761)	—
TOTAL	$383,976	$(7,693)	$849

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 5, 2008, the Fund's domicile and form of organization changed from a Maryland corporation to a Massachusetts business trust. As of May 31, 2012, tax years 2008 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland, the Commonwealth of Massachusetts and the Commonwealth of Pennsylvania.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund enters into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the Semi-Annual Shareholder Report value of the swap agreement. The Fund uses credit default swaps to manage exposure to a given issuer or sector by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities and periodic payments are reported as Net realized gain (loss) on swap contracts in the Statement of Operations.

Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional amount of credit default swap contracts held by the Fund throughout the period was $38,571,429. This is based on amounts held as of each month-end throughout the six month period.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of long and short futures contracts held by the Fund throughout the period was $347,835,961 and $35,308,517, respectively. This is based on amounts held as of each month-end throughout the six month period.

Semi-Annual Shareholder Report

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2012, the Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2012, is as follows:

Security	Acquisition Date	Cost	Market Value
SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 1.000%, 1/28/2027	2/4/1998	$9,766	$2,787
Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$885,766

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	—	$ —	Payable for daily variation margin	$593,930*
Equity contracts	—	$ —	Payable for daily variation margin	$4,638,877*
Credit contracts	Receivable for periodic payments from swap contracts	$111,528	—	$ —
Credit contracts	—	$ —	Swaps, at value	$358,199
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$111,528		$5,591,006
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(874,411)	$(874,411)
Equity contracts	—	5,949,454	5,949,454
Credit contracts	219,305	—	219,305
TOTAL	$219,305	$5,075,043	$5,294,348
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures	Total
Interest rate contracts	$ —	$(607,199)	$(607,199)
Equity contracts	—	(5,694,363)	(5,694,363)
Credit contracts	43,867	—	43,867
TOTAL	$43,867	$(6,301,562)	$(6,257,695)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	765,108	$13,645,873	1,337,660	$23,774,223
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. – Managed Portfolio	—	—	1,577,835	28,921,182
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Balanced Allocation Fund	—	—	1,350,455	22,566,209
Shares issued to shareholders in payment of distributions declared	79,128	1,383,945	73,944	1,308,770
Shares redeemed	(1,064,586)	(19,010,683)	(1,806,457)	(31,813,375)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(220,350)	$(3,980,865)	2,533,437	$44,757,009
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	98,716	$1,750,144	247,806	$4,331,709
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Balanced Allocation Fund	—	—	1,033,347	17,052,529
Shares issued to shareholders in payment of distributions declared	5,786	98,134	1,959	34,229
Shares redeemed	(255,950)	(4,514,598)	(341,857)	(5,977,413)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(151,448)	$(2,666,320)	941,255	$15,441,054
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	675,180	$11,899,580	1,520,024	$26,471,042
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Balanced Allocation Fund	—	—	453,527	7,465,898
Shares issued to shareholders in payment of distributions declared	10,866	183,920	6,437	111,954
Shares redeemed	(605,462)	(10,594,301)	(1,049,773)	(18,257,084)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	80,584	$1,489,199	930,215	$15,791,810
	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	704,931	$12,496,180	1,300,655	$22,905,244
Shares issued to shareholders in payment of distributions declared	18,273	316,085	17,893	315,875
Shares redeemed	(594,063)	(10,570,280)	(1,272,576)	(22,471,555)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	129,141	$2,241,985	45,972	$749,564
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2012		Year Ended 11/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	119,712	$2,151,255	922,359	$16,507,696
Proceeds from shares issued in connection with the tax-free transfer of assets from EquiTrust Series Fund, Inc. – Managed Portfolio	—	—	537,814	9,890,162
Shares issued to shareholders in payment of distributions declared	19,532	343,530	16,302	287,511
Shares redeemed	(123,322)	(2,231,097)	(217,024)	(3,671,689)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	15,922	$263,688	1,259,451	$23,013,680
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(146,151)	$(2,652,313)	5,710,330	$99,753,117

4. FEDERAL TAX INFORMATION

At May 31, 2012, the cost of investments for federal tax purposes was $339,259,936. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $20,439,366. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,620,633 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,181,267.

At November 30, 2011, the Fund had a capital loss carryforward of $16,976,709 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2015	$4,604,942	NA	$4,604,942
2016	$3,858,203	NA	$3,858,203
2017	$4,305,770	NA	$4,305,770
2018	$4,207,794	NA	$4,207,794

As a result of the tax-free transfer of assets from Federated Target ETF Fund 2015, Federated Target ETF Fund 2025, Federated Target ETF Fund 2035, EquiTrust Series Fund, Inc. – Managed Portfolio and Federated Balanced Allocation Fund, certain capital loss carryforwards listed above may be limited.

Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. In addition, for the six months ended May 31, 2012, an affiliate of the adviser reimbursed $7,693 of transfer and dividend disbursing agent fees and expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2012, FIMCO earned a fee of $199,684.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $15,436 of its fee.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class B Shares	$114,452
Class C Shares	208,167
Class R Shares	148,113
TOTAL	$470,732

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2012, FSC retained $37,610 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2012, FSC retained $9,274 in sales charges from the sale of Class A Shares. FSC also retained $25,772 of CDSC relating to redemptions of Class B Shares and $1,719 relating to redemptions of Class C Shares.

Semi-Annual Shareholder Report

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended May 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$229,034
Class B Shares	38,151
Class C Shares	68,644
TOTAL	$335,829

For the six months ended May 31, 2012, FSSC received $27,524 of fees paid by the Fund. For the six months ended May 31, 2012, the Institutional Shares did not incur a Service Fee.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, but excluding expenses allocated from affiliated partnerships) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 1.25%, 2.05%, 2.05%, 1.75% and 1.00% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended May 31, 2012, the Adviser reimbursed $108,769. Transactions involving the affiliated holdings during the six months ended May 31, 2012, were as follows:

	Emerging Markets Fixed Income Core Fund	Federated Inter- Conti- nental Fund, Institu- tional Shares	Federated Mortgage Core Portfolio	Federated Prime Value Obliga- tions Fund, Institu- tional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Trans- actions
Balance of Shares Held 11/30/2011	46,964	359,943	2,963,092	34,678,095	477,108	1,660,062	40,185,264
Purchases/Additions	134,461	6,374	296,002	92,197,757	118,514	1,228,477	93,981,585
Sales/Reductions	—	—	696,149	71,817,661	—	—	72,513,810
Balance of Shares Held 5/31/2012	181,425	366,317	2,562,945	55,058,191	595,622	2,888,539	61,653,039
Value	$5,547,815	$15,139,885	$26,193,295	$55,058,191	$5,825,188	$18,717,735	$126,482,109
Dividend Income/Allocated Investment Income	$179,315	$257,506	$424,715	$61,405	$140,477	$706,530	$1,769,948
Capital Gain Distributions/ Allocated Net Realized Gain	$42,200	$ —	$ —	$ —	$27,130	$ —	$69,330

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2012, were as follows:

Purchases	$123,609,473
Sales	$151,968,552

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the Fund did not utilize the LOC.

Semi-Annual Shareholder Report

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2012, there were no outstanding loans. During the six months ended May 31, 2012, the program was not utilized.

9. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2011 to May 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2011	Ending Account Value 5/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,040.90	$6.22
Class B Shares	$1,000	$1,037.00	$10.34
Class C Shares	$1,000	$1,036.70	$10.13
Class R Shares	$1,000	$1,038.30	$8.46
Institutional Shares	$1,000	$1,042.00	$4.80
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.90	$6.16
Class B Shares	$1,000	$1,014.85	$10.23
Class C Shares	$1,000	$1,015.05	$10.02
Class R Shares	$1,000	$1,016.70	$8.37
Institutional Shares	$1,000	$1,020.30	$4.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.22%
Class B Shares	2.03%
Class C Shares	1.99%
Class R Shares	1.66%
Institutional Shares	0.94%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2012

Federated Asset Allocation Fund (the “Fund”)

Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Semi-Annual Shareholder Report

funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Asset Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31422C108
CUSIP 31422C207
CUSIP 31422C306
CUSIP 31422C405
CUSIP 31422C504

8080105 (7/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Asset Allocation Fund

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 19, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date July 19, 2012